Investment Risks - Roundhill Ball Metaverse ETF	Apr. 30, 2026
Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s and Sub-Adviser’s success or failure to implement investment strategies for the Fund. The Sub-Adviser’s evaluations and assumptions regarding issuers, securities, and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.

IPO Risk Member
Prospectus [Line Items]
Risk [Text Block]	IPO Risk. The Fund may at times have the opportunity to invest in IPO shares or in shares of companies that have recently undergone an IPO. The market value of such shares can have significant volatility due to factors such as the absence of a prior public market, unseasoned trading, a small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs and the Fund may lose money on an investment in such securities.
Concentration Risk, Risks Relating To Communication Services Industries Or Groups Of Industries Risk Member
Prospectus [Line Items]
Risk [Text Block]	Risks Relating to Communication Services Industries or Groups of Industries. The Fund’s assets will have significant exposure to one or more industries or groups of industries in the Communication Services Sector, which means the Fund will be more affected by the performance of such industries or groups of industries than a fund that is more diversified. Market or economic factors impacting companies in industries or groups of industries within the Communication Services Sector that rely heavily on technological advances could have a major effect on the value of the Fund’s investments. The value of stocks of communication services companies and companies that rely heavily on technology is particularly vulnerable to research and development costs, substantial capital requirements, product and services obsolescence, government regulation, and domestic and international competition, including competition from foreign competitors with lower production costs. Stocks of communication services companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Additionally, companies in industries or groups of industries within the Communication Services Sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. While all companies may be susceptible to network security breaches, certain companies in industries or groups of industries within the Communication Services Sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Risks Relating to Information Technology Industries or Groups of Industries. The information technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions. In addition, information technology industries can be affected by the loss or impairment of intellectual property rights.